Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment are comprised of the following:

	March 31, 2023	December 31, 2022
Tools and molds	$1,990,000	$1,990,000
Computer equipment	8,000	8,000
Vehicles	113,000	113,000
Total cost	2,111,000	2,111,000
Accumulated depreciation	(1,200,000)	(1,078,000)
Net book value	$911,000	$1,033,000

Property and equipment are comprised of the following:

	December 31, 2022	December 31, 2021
Tools and molds	$1,990,000	$1,682,000
Computer equipment	8,000	8,000
Vehicles	113,000	45,000
Total cost	2,111,000	1,735,000
Accumulated depreciation	(1,078,000)	(577,000)
Net book value	$1,033,000	$1,158,000